Consolidated Balance Sheet (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 523.7	$ 1,070.4
Restricted cash and investments	16.3	9.1
Receivables, net	1,720.9	2,516.4
Inventories	382.4	313.0
Deferred taxes	86.0	135.0
Prepaid expenses	177.6	90.7
Other current assets	34.4	3.5
Current assets of discontinued operations	0	5.4
Total current assets	2,941.3	4,143.5
Property and equipment, net	372.7	347.1
Goodwill	5,486.2	5,497.1
Other intangible assets, net	1,725.0	1,880.8
Other assets	32.6	31.7
Noncurrent assets of discontinued operations	0	31.0
Total assets	10,557.8	11,931.2
Current liabilities:
Claims and rebates payable	2,666.5	2,850.7
Accounts payable	656.7	706.4
Accrued expenses	593.9	549.2
Current maturities of long-term debt	0.1	1,340.1
Current liabilities of discontinued operations	0	10.4
Total current liabilities	3,917.2	5,456.8
Long-term debt	2,493.7	2,492.5
Other liabilities	540.3	430.1
Total liabilities	6,951.2	8,379.4
Commitments and contingencies (Note 12)
Stockholders' equity:
Preferred stock, 5,000,000 shares authorized, $0.01 par value per share; and no shares issued and outstanding
Common stock, 1,000,000,000 shares authorized, $0.01 par value; shares issued: 690,231,000 and 345,279,000, respectively; shares outstanding: 528,069,000 and 275,007,000, respectively	6.9	3.5
Additional paid-in capital	2,354.4	2,260.0
Accumulated other comprehensive income	19.8	14.1
Retained earnings	5,369.8	4,188.6
Stockholders' equity before treasury stock	7,750.9	6,466.2
Common stock in treasury at cost, 162,162,000and 70,272,000 shares, respectively	(4,144.3)	(2,914.4)
Total stockholders' equity	3,606.6	3,551.8
Total liabilities and stockholders' equity	$ 10,557.8	$ 11,931.2